Consolidated Balance Sheets - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Current assets
Cash		$ 8,068,560	$ 10,437,580
Restricted cash		3,000,000
Short-term investments			780,000
Accounts receivable, net		1,254,613	3,286,330
Advances to vendors		5,736,093	2,593,887
Loans receivable – current			287,829
Prepaid expenses and other current assets, net		967,613	507,336
Total current assets		19,046,544	17,892,962
Non-current assets
Long-term investments		284,998
Property and equipment, net		13,420	34,431
Intangible assets, net		38,796,262	6,505,792
Operating lease right-of-use assets		660,946	954,771
Loans receivable – non-current			447,505
Advances to vendors – non-current		261,956	1,020,874
Prepaid expenses and other non-current assets, net		127,732	262,986
Total non-current assets		40,145,314	9,226,359
Total assets		59,191,858	27,119,321
Current liabilities
Short-term bank loans		5,397,521	2,442,609
Loans from third parties		23,512	22,615
Accounts payable		1,213,114	531,091
Advances from customers		3,837,621	345,838
Tax payable		2,035,653	1,555,059
Accrued expenses and other liabilities		553,696	555,440
Operating lease liabilities – current		270,183	293,040
Total current liabilities		13,381,680	5,745,692
Non-current liabilities
Operating lease liabilities – non-current		308,575	556,674
Total non-current liabilities		308,575	556,674
Total liabilities		13,690,255	6,302,366
Equity:
Additional paid-in capital		27,796,887	16,035,229
Statutory reserves		1,926,547	368,271
Accumulated earnings		15,737,191	5,158,115
Accumulated other comprehensive income (loss)		187,118	(604,182)
Total Global Mofy AI Limited shareholders’ equity		45,647,811	20,957,485
Non-controlling interests		(146,208)	(140,530)
Total equity		45,501,603	20,816,955
Total liabilities and equity		59,191,858	27,119,321
Related Party
Current assets
Due from related parties		19,665
Current liabilities
Due to a related party		50,380
Class A Ordinary Shares
Equity:
Common stock value	[1]	42	52
Class B Ordinary Shares
Equity:
Common stock value		$ 26

[1]	Retrospectively restated for effect of reverse share split on November 26, 2024 (see Note 12 and Note 14). As of September 30, 2023, the number of ordinary shares of the company was 1,728,410, $0.00003 par value.The company held its annual general meeting on August 15, 2024, re-designating all of the previously issued and outstanding ordinary shares into Class A Ordinary Shares (see Note 12). After the re-designation, the number of shares for Class A on September 30, 2023, was 1,728,410.